UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

Opportunities Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
Ensogo Ltd. (a)	418,198	—
Belgium — 1.0%
Anheuser-Busch InBev SA	91,382	$10,013,240
Brazil — 0.5%
Embraer SA — ADR (b)	206,100	4,550,688
Canada — 1.2%
Encana Corp. (b)	366,400	4,292,598
Potash Corp. of Saskatchewan, Inc. (b)	430,440	7,351,915

		11,644,513
China — 7.1%
Alibaba Group Holding Ltd. — ADR (a)(b)	194,680	20,992,344
Anhui Conch Cement Co. Ltd., Class H	2,039,500	6,936,432
Baidu, Inc. — ADR (a)(b)	60,800	10,489,216
China Construction Bank Corp., Class H	7,180,000	5,784,982
Ping An Insurance Group Co. of China Ltd., Class H	2,576,500	14,439,874
Weibo Corp. — ADR (a)(b)	75,700	3,950,026
Weichai Power Co. Ltd., H Shares	3,949,000	6,975,704

		69,568,578
France — 3.0%
AXA SA	328,300	8,481,916
Euronext NV (c)	105,900	4,617,768
Iliad SA	37,000	8,263,320
Renault SA	90,600	7,870,654

		29,233,658
Germany — 1.3%
KION Group AG	85,500	5,580,875
thyssenkrupp AG	279,200	6,839,783

		12,420,658
Hong Kong — 1.8%
AIA Group Ltd.	1,148,900	7,251,808
Melco Crown Entertainment Ltd. — ADR	585,000	10,845,900

		18,097,708
India — 3.8%
Bharti Infratel Ltd.	1,229,359	6,172,673
Delta Corp. Ltd.	762,848	2,129,051
Dish TV India Ltd. (a)	2,125,890	3,518,289
Federal Bank Ltd.	5,509,200	7,760,182
HDFC Bank Ltd.	263,782	5,960,998
ICICI Bank Ltd.	2,086,200	8,911,344
Srei Infrastructure Finance Ltd.	2,087,457	2,667,035

		37,119,572
Indonesia — 1.1%
Bank Negara Indonesia Persero Tbk PT	12,139,700	5,902,033
Matahari Department Store Tbk PT	5,383,023	5,323,117

		11,225,150

Common Stocks	Shares	Value
Ireland — 0.6%
Green REIT PLC	3,812,792	$5,531,798
Italy — 2.8%
Azimut Holding SpA	397,100	6,895,821
Eni SpA	405,100	6,632,841
UniCredit SpA	873,000	13,457,615

		26,986,277
Japan — 4.5%
Alps Electric Co. Ltd.	161,500	4,579,286
FANUC Corp.	34,500	7,102,561
Nintendo Co. Ltd.	25,700	5,963,399
Nippon Yusen KK (a)	2,151,000	4,541,234
SMC Corp.	24,300	7,204,090
SoftBank Group Corp.	86,500	6,134,160
Sumitomo Mitsui Financial Group, Inc.	245,800	8,946,817

		44,471,547
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV — ADR (b)	70,600	6,249,512
Netherlands — 0.9%
Akzo Nobel NV	37,000	3,063,011
Koninklijke Philips NV	176,840	5,680,874

		8,743,885
New Zealand — 0.5%
Xero Ltd. (a)	350,000	4,853,894
Norway — 0.9%
Statoil ASA	532,360	9,150,498
Peru — 1.0%
Credicorp Ltd. (b)	60,000	9,798,000
Philippines — 0.3%
CEMEX Holdings Philippines, Inc. (a)(c)	19,451,800	2,725,384
Portugal — 1.0%
Galp Energia SGPS SA	672,400	10,198,576
South Africa — 1.2%
Naspers Ltd., N Shares	66,150	11,398,460
South Korea — 2.0%
Amorepacific Corp.	17,500	4,392,901
LG Chem Ltd.	36,100	9,492,077
Samsung SDI Co. Ltd.	43,800	5,407,256

		19,292,234
Spain — 0.7%
Cellnex Telecom SA (c)	434,078	7,149,238
Switzerland — 2.0%
Nestle SA	135,934	10,433,175

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwan Dollar
CHF	Swiss Franc	KRW	South Korean Won	USD	U.S. Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Common Stocks	Shares	Value
Switzerland (continued)
UBS Group AG	569,089	$9,096,668

		19,529,843
Taiwan — 1.9%
Catcher Technology Co. Ltd.	950,000	9,388,928
Taiwan Semiconductor Manufacturing Co. Ltd.	1,416,000	8,879,216

		18,268,144
Thailand — 0.6%
True Corp PCL	27,688,600	5,478,798
United Kingdom — 5.3%
AstraZeneca PLC	71,400	4,390,165
Babcock International Group PLC	427,290	4,721,357
CNH Industrial NV (a)	759,300	7,308,348
GlaxoSmithKline PLC	228,500	4,751,177
Imperial Brands PLC	165,220	8,007,150
Metro Bank PLC (a)	123,308	5,000,817
Nomad Foods Ltd. (a)	520,829	5,963,492
Unilever PLC	232,320	11,459,684

		51,602,190
United States — 49.2%
Acuity Brands, Inc. (b)	23,350	4,763,400
Adobe Systems, Inc. (a)(b)(d)	91,820	11,948,537
Allergan PLC (b)	20,200	4,826,184
Alphabet, Inc., Class C (a)(b)	37,952	31,483,461
Amazon.com, Inc. (a)(b)	14,060	12,464,752
American International Group, Inc. (b)(d)	216,300	13,503,609
Amgen, Inc. (b)	30,600	5,020,542
Apple, Inc. (b)	145,000	20,830,700
Assured Guaranty Ltd.	121,592	4,512,279
Biogen, Inc. (a)(b)	14,100	3,855,222
Boston Scientific Corp. (a)(b)(d)	290,887	7,234,360
Calpine Corp. (a)	430,600	4,758,130
Celgene Corp. (a)(b)(d)	81,430	10,132,335
Centene Corp. (a)(d)	78,500	5,593,910
Cigna Corp. (b)	34,000	4,980,660
Comcast Corp., Class A (b)	144,500	5,431,755
Concho Resources, Inc. (a)(b)	53,930	6,921,376
Crown Holdings, Inc. (a)(b)	100,370	5,314,592
DaVita, Inc. (a)(b)	108,200	7,354,354
Delphi Automotive PLC	91,710	7,381,738
Dover Corp. (b)	63,400	5,094,190
Duke Energy Corp. (b)	86,800	7,118,468
E*TRADE Financial Corp. (a)(b)	202,100	7,051,269
Eastman Chemical Co. (b)	80,790	6,527,832
Eli Lilly & Co. (b)	90,200	7,586,722
EOG Resources, Inc. (b)	102,770	10,025,214
Facebook, Inc., Class A (a)(b)	81,000	11,506,050
Humana, Inc. (b)	36,280	7,478,759
Intercontinental Exchange, Inc. (b)	76,600	4,586,042
Johnson Controls International PLC (b)	244,001	10,277,322
Kellogg Co. (b)	97,300	7,064,953
Kennedy-Wilson Holdings, Inc.	274,748	6,099,406
Lam Research Corp. (b)	61,100	7,842,796
Lowe’s Cos., Inc. (b)	81,030	6,661,476
Mastercard, Inc., Class A (b)	106,560	11,984,803
Medtronic PLC (b)	97,983	7,893,511
Merck & Co., Inc. (b)	108,810	6,913,787
Mondelez International, Inc., Class A (b)	135,930	5,855,864
Mosaic Co. (b)	354,460	10,343,141
Newell Brands, Inc. (b)	172,500	8,136,825
PayPal Holdings, Inc. (a)(b)	229,300	9,864,486
Pfizer, Inc. (b)	284,430	9,730,350

Common Stocks	Shares	Value
United States (continued)
Pioneer Natural Resources Co. (b)	40,100	$7,467,823
Platform Specialty Products Corp. (a)	343,573	4,473,321
PPL Corp.	127,100	4,752,269
RSP Permian, Inc. (a)(b)	109,900	4,553,157
salesforce.com, Inc. (a)(b)	112,500	9,280,125
ServiceMaster Global Holdings, Inc. (a)(b)	159,705	6,667,684
Skyworks Solutions, Inc. (b)	47,700	4,673,646
Snap, Inc., Class A (a)(b)	168,539	3,797,184
Starbucks Corp. (b)	126,346	7,377,343
Strategic Growth Bancorp. (Acquired 3/10/14, Cost $5,461,692) (a)(e)	438,690	4,391,287
Summit Materials, Inc., Class A (a)	203,300	5,023,543
SVB Financial Group (a)(b)	35,500	6,606,195
Union Pacific Corp. (b)	57,674	6,108,830
UnitedHealth Group, Inc. (b)	33,277	5,457,761
VEREIT, Inc.	552,600	4,691,574
Walt Disney Co. (b)	80,800	9,161,912
Weatherford International PLC (a)(b)	920,100	6,118,665
Wells Fargo & Co. (b)(d)	260,770	14,514,458
WestRock Co. (b)	92,700	4,823,181
Wynn Resorts Ltd. (b)	55,700	6,383,777

		480,278,897
Total Common Stocks — 96.8%		945,580,940

Preferred Stocks
India — 0.3%
Jasper Infotech Private Ltd., Series F (Acquired 5/7/14, Cost $1,895,230), 0.00% (a)(e)	266	2,351,713
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, Cost $741,913), 0.00% (a)(e)	88	824,045

		3,175,758
United States — 1.8%
Palantir Technologies, Inc., Series I (Acquired 2/7/14, Cost $3,118,944), 0.00% (a)(e)	508,800	4,039,872
Uber Technologies, Inc., Series D (Acquired 6/6/14, Cost $3,845,800), 0.00% (a)(e)	247,908	12,925,923

		16,965,795
Total Preferred Stocks — 2.1%		20,141,553
Total Long Term Investments (Cost — $827,629,411) — 98.9%		965,722,493

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (f)(g)	20,413,863	20,413,864
Total Short-Term Securities (Cost — $20,413,863) — 2.1%		20,413,864
Total Investments Before Options Written (Cost — $848,043,274*) — 101.0%		986,136,357

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Options Written	Value
(Premiums Received — $11,476,481) — (1.2)%	$(11,786,747)
Total Investments Net of Options Written — 99.8%	974,349,610
Other Assets Less Liabilities — 0.2%	2,142,736

Net Assets — 100.0%	$976,492,346

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$852,020,371

Gross unrealized appreciation	$150,456,938
Gross unrealized depreciation	(16,340,952)

Net unrealized appreciation	$134,115,986

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(e)	Restricted securities as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $24,532,840 and an original cost of $15,063,579 which was 2.5% of its net assets.

(f)	Current yield as of period end.

(g)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,863,116	8,550,748	20,413,864	$20,413,864	$28,172		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,525	[1]	$129	—
Total				$20,413,864	$29,697		$129	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Boston Scientific Corp.	Call	4/03/17	USD	23.90	557	$(54,197)
Alibaba Group Holding Ltd. — ADR	Call	4/07/17	USD	106.00	111	(26,584)
Alphabet, Inc., Class C	Call	4/07/17	USD	832.50	39	(12,675)
Baidu, Inc. — ADR	Call	4/07/17	USD	182.50	93	(372)
Cigna Corp.	Call	4/07/17	USD	152.50	47	(8,554)
E*TRADE Financial Corp.	Call	4/07/17	USD	36.50	165	(5,940)
EOG Resources, Inc.	Call	4/07/17	USD	100.00	124	(3,720)
Lowe’s Cos., Inc.	Call	4/07/17	USD	82.00	225	(16,988)
Mastercard, Inc., Class A	Call	4/07/17	USD	112.00	384	(34,944)
Mondelez International, Inc., Class A	Call	4/07/17	USD	46.50	185	(1,110)
Mosaic Co.	Call	4/07/17	USD	32.50	229	(4,351)
Mosaic Co.	Call	4/07/17	USD	34.00	390	(6,630)
Pioneer Natural Resources Co.	Call	4/07/17	USD	190.00	55	(5,775)
Potash Corp. of Saskatchewan, Inc.	Call	4/07/17	USD	17.50	96	(576)
salesforce.com, Inc.	Call	4/07/17	USD	83.00	86	(4,988)
Skyworks Solutions, Inc.	Call	4/07/17	USD	96.00	86	(20,210)
Snap, Inc., Class A	Call	4/07/17	USD	25.00	232	(2,900)
UnitedHealth Group, Inc.	Call	4/07/17	USD	162.50	8	(1,832)
UnitedHealth Group, Inc.	Call	4/07/17	USD	170.00	42	(567)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Weatherford International PLC	Call	4/07/17	USD	6.00	1,000	$(68,500)
Wells Fargo & Co.	Call	4/07/17	USD	59.50	20	(140)
Alibaba Group Holding Ltd. — ADR	Call	4/13/17	USD	104.00	142	(61,415)
Alibaba Group Holding Ltd. — ADR	Call	4/13/17	USD	105.00	142	(49,700)
Alphabet, Inc., Class C	Call	4/13/17	USD	845.00	20	(3,400)
Amazon.com, Inc.	Call	4/13/17	USD	857.50	2	(6,390)
American International Group, Inc.	Call	4/13/17	USD	64.00	112	(2,240)
Celgene Corp.	Call	4/13/17	USD	127.00	1	(72)
Comcast Corp., Class A	Call	4/13/17	USD	37.50	35	(1,172)
E*TRADE Financial Corp.	Call	4/13/17	USD	37.00	175	(4,375)
EOG Resources, Inc.	Call	4/13/17	USD	98.00	51	(6,758)
Facebook, Inc., Class A	Call	4/13/17	USD	138.00	74	(32,375)
Humana, Inc.	Call	4/13/17	USD	220.00	68	(7,310)
Mastercard, Inc., Class A	Call	4/13/17	USD	112.00	150	(17,325)
Merck & Co., Inc.	Call	4/13/17	USD	66.00	109	(1,308)
Mondelez International, Inc., Class A	Call	4/13/17	USD	44.50	236	(3,894)
PayPal Holdings, Inc.	Call	4/13/17	USD	43.00	179	(9,666)
Pfizer, Inc.	Call	4/13/17	USD	34.00	28	(1,218)
Pfizer, Inc.	Call	4/13/17	USD	34.50	14	(252)
Potash Corp. of Saskatchewan, Inc.	Call	4/13/17	USD	17.50	95	(1,472)
Potash Corp. of Saskatchewan, Inc.	Call	4/13/17	USD	18.00	19	(104)
Skyworks Solutions, Inc.	Call	4/13/17	USD	97.50	86	(17,415)
Snap, Inc., Class A	Call	4/13/17	USD	25.50	232	(5,800)
Starbucks Corp.	Call	4/13/17	USD	56.00	180	(44,910)
UnitedHealth Group, Inc.	Call	4/13/17	USD	170.00	8	(160)
Weatherford International PLC	Call	4/13/17	USD	6.50	1,000	(30,500)
Wells Fargo & Co.	Call	4/13/17	USD	58.50	129	(1,161)
Wells Fargo & Co.	Call	4/13/17	USD	59.50	496	(1,736)
Acuity Brands, Inc.	Call	4/21/17	USD	222.80	64	(13,441)
Adobe Systems, Inc.	Call	4/21/17	USD	120.00	252	(263,340)
Adobe Systems, Inc.	Call	4/21/17	USD	132.75	453	(42,025)
Alibaba Group Holding Ltd. — ADR	Call	4/21/17	USD	105.00	94	(36,425)
Allergan PLC	Call	4/21/17	USD	250.00	56	(5,040)
Alphabet, Inc., Class C	Call	4/21/17	USD	810.00	26	(60,970)
Alphabet, Inc., Class C	Call	4/21/17	USD	850.00	54	(10,935)
Amazon.com, Inc.	Call	4/21/17	USD	860.00	2	(6,445)
American International Group, Inc.	Call	4/21/17	USD	65.00	135	(1,958)
Amgen, Inc.	Call	4/21/17	USD	167.47	50	(5,732)
Amgen, Inc.	Call	4/21/17	USD	180.00	60	(360)
Apple, Inc.	Call	4/21/17	USD	135.00	139	(125,100)
Baidu, Inc. — ADR	Call	4/21/17	USD	180.00	46	(2,622)
Biogen, Inc.	Call	4/21/17	USD	270.00	39	(32,565)
Boston Scientific Corp.	Call	4/21/17	USD	26.00	173	(1,038)
Celgene Corp.	Call	4/21/17	USD	125.00	119	(23,622)
Cigna Corp.	Call	4/21/17	USD	155.00	70	(8,050)
Comcast Corp., Class A	Call	4/21/17	USD	37.50	35	(1,575)
Comcast Corp., Class A	Call	4/21/17	USD	37.90	396	(11,195)
Concho Resources, Inc.	Call	4/21/17	USD	135.00	163	(12,632)
Credicorp Ltd.	Call	4/21/17	USD	170.00	150	(7,125)
Crown Holdings, Inc.	Call	4/21/17	USD	55.00	230	(6,900)
DaVita, Inc.	Call	4/21/17	USD	70.00	295	(8,850)
Dover Corp.	Call	4/21/17	USD	80.00	350	(73,500)
Duke Energy Corp.	Call	4/21/17	USD	80.00	178	(45,390)
Duke Energy Corp.	Call	4/21/17	USD	82.50	60	(4,500)
E*TRADE Financial Corp.	Call	4/21/17	USD	38.00	175	(3,850)
Eastman Chemical Co.	Call	4/21/17	USD	80.00	225	(43,312)
Eli Lilly & Co.	Call	4/21/17	USD	80.00	185	(87,875)
Embraer SA — ADR	Call	4/21/17	USD	25.00	376	(5,640)
EOG Resources, Inc.	Call	4/21/17	USD	105.00	35	(525)
Facebook, Inc., Class A	Call	4/21/17	USD	140.00	101	(32,068)
Fomento Economico Mexicano SAB de CV — ADR	Call	4/21/17	USD	90.00	259	(35,612)
Humana, Inc.	Call	4/21/17	USD	220.00	66	(4,125)
Johnson Controls International PLC	Call	4/21/17	USD	42.00	500	(41,250)
Johnson Controls International PLC	Call	4/21/17	USD	43.00	245	(8,575)

4	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Kellogg Co.	Call	4/21/17	USD	77.50	213	$(2,662)
Lam Research Corp.	Call	4/21/17	USD	125.00	196	(109,760)
Medtronic PLC	Call	4/21/17	USD	82.50	77	(2,002)
Mondelez International, Inc., Class A	Call	4/21/17	USD	46.00	89	(1,068)
Mosaic Co.	Call	4/21/17	USD	31.00	555	(8,880)
Newell Brands, Inc.	Call	4/21/17	USD	48.00	474	(23,700)
PayPal Holdings, Inc.	Call	4/21/17	USD	43.00	379	(28,804)
Pfizer, Inc.	Call	4/21/17	USD	33.00	142	(18,673)
Pioneer Natural Resources Co.	Call	4/21/17	USD	195.00	47	(6,228)
Potash Corp. of Saskatchewan, Inc.	Call	4/21/17	USD	18.00	96	(864)
RSP Permian, Inc.	Call	4/21/17	USD	40.00	304	(62,320)
salesforce.com, Inc.	Call	4/21/17	USD	85.00	528	(30,888)
Skyworks Solutions, Inc.	Call	4/21/17	USD	100.00	5	(600)
Snap, Inc., Class A	Call	4/21/17	USD	22.00	29	(4,132)
Snap, Inc., Class A	Call	4/21/17	USD	26.00	231	(7,508)
Starbucks Corp.	Call	4/21/17	USD	57.00	120	(20,520)
Union Pacific Corp.	Call	4/21/17	USD	110.00	236	(8,496)
UnitedHealth Group, Inc.	Call	4/21/17	USD	170.00	42	(3,507)
Walt Disney Co.	Call	4/21/17	USD	110.00	244	(90,890)
Weatherford International PLC	Call	4/21/17	USD	7.00	780	(12,090)
Weibo Corp. — ADR	Call	4/21/17	USD	55.00	208	(19,240)
Wells Fargo & Co.	Call	4/21/17	USD	57.00	180	(8,640)
WestRock Co.	Call	4/21/17	USD	55.00	205	(6,150)
Wynn Resorts Ltd.	Call	4/21/17	USD	110.00	153	(91,800)
Alibaba Group Holding Ltd. — ADR	Call	4/28/17	USD	108.00	171	(44,631)
Alibaba Group Holding Ltd. — ADR	Call	4/28/17	USD	109.00	134	(29,547)
Amgen, Inc.	Call	4/28/17	USD	182.50	27	(796)
Apple, Inc.	Call	4/28/17	USD	139.00	225	(132,750)
Baidu, Inc. — ADR	Call	4/28/17	USD	180.00	105	(22,418)
Celgene Corp.	Call	4/28/17	USD	126.00	209	(55,803)
Celgene Corp.	Call	4/28/17	USD	128.00	118	(24,957)
Cigna Corp.	Call	4/28/17	USD	155.00	70	(19,530)
E*TRADE Financial Corp.	Call	4/28/17	USD	35.50	426	(36,423)
Encana Corp.	Call	4/28/17	CAD	16.50	504	(10,043)
EOG Resources, Inc.	Call	4/28/17	USD	98.50	102	(19,329)
Facebook, Inc., Class A	Call	4/28/17	USD	140.00	85	(34,850)
Humana, Inc.	Call	4/28/17	USD	220.00	66	(8,745)
Lowe’s Cos., Inc.	Call	4/28/17	USD	81.50	75	(13,312)
Mastercard, Inc., Class A	Call	4/28/17	USD	113.00	52	(7,020)
Medtronic PLC	Call	4/28/17	USD	81.50	425	(32,512)
Merck & Co., Inc.	Call	4/28/17	USD	64.50	43	(3,956)
Merck & Co., Inc.	Call	4/28/17	USD	66.50	109	(9,047)
Mondelez International, Inc., Class A	Call	4/28/17	USD	44.00	119	(8,390)
Mosaic Co.	Call	4/28/17	USD	31.00	555	(16,926)
PayPal Holdings, Inc.	Call	4/28/17	USD	42.50	630	(85,995)
Pfizer, Inc.	Call	4/28/17	USD	34.50	345	(13,455)
Pioneer Natural Resources Co.	Call	4/28/17	USD	187.50	25	(11,500)
Pioneer Natural Resources Co.	Call	4/28/17	USD	192.50	21	(5,565)
Potash Corp. of Saskatchewan, Inc.	Call	4/28/17	USD	18.00	391	(10,166)
salesforce.com, Inc.	Call	4/28/17	USD	83.00	117	(18,018)
ServiceMaster Global Holdings, Inc.	Call	4/28/17	USD	41.50	398	(37,660)
Skyworks Solutions, Inc.	Call	4/28/17	USD	100.00	85	(25,075)
Snap, Inc., Class A	Call	4/28/17	USD	23.50	116	(12,760)
UnitedHealth Group, Inc.	Call	4/28/17	USD	165.00	76	(23,370)
Walt Disney Co.	Call	4/28/17	USD	112.00	138	(33,672)
Wells Fargo & Co.	Call	4/28/17	USD	56.00	59	(6,077)
Wells Fargo & Co.	Call	4/28/17	USD	59.00	104	(1,976)
Wells Fargo & Co.	Call	4/28/17	USD	60.00	59	(620)
Wynn Resorts Ltd.	Call	4/28/17	USD	110.00	153	(104,040)
Duke Energy Corp.	Call	5/02/17	USD	78.70	60	(24,665)
Weibo Corp. — ADR	Call	5/03/17	USD	55.00	208	(28,552)
Alibaba Group Holding Ltd. — ADR	Call	5/05/17	USD	109.00	133	(36,708)
Alphabet, Inc., Class C	Call	5/05/17	USD	840.00	42	(67,200)
American International Group, Inc.	Call	5/05/17	USD	62.00	565	(111,022)
Amgen, Inc.	Call	5/05/17	USD	167.50	31	(9,238)

MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Apple, Inc.	Call	5/05/17	USD	142.00	140	$(67,200)
Biogen, Inc.	Call	5/05/17	USD	280.00	39	(30,615)
E*TRADE Financial Corp.	Call	5/05/17	USD	35.00	170	(21,590)
EOG Resources, Inc.	Call	5/05/17	USD	96.50	163	(59,495)
Facebook, Inc., Class A	Call	5/05/17	USD	142.00	100	(41,250)
Merck & Co., Inc.	Call	5/05/17	USD	65.00	41	(3,424)
Mondelez International, Inc., Class A	Call	5/05/17	USD	44.50	118	(8,024)
PayPal Holdings, Inc.	Call	5/05/17	USD	43.50	73	(7,556)
Pfizer, Inc.	Call	5/05/17	USD	34.50	378	(18,900)
Potash Corp. of Saskatchewan, Inc.	Call	5/05/17	USD	17.50	142	(6,319)
Snap, Inc., Class A	Call	5/05/17	USD	27.00	43	(2,258)
Starbucks Corp.	Call	5/05/17	USD	58.00	394	(63,237)
SVB Financial Group	Call	5/05/17	USD	194.80	40	(16,974)
Union Pacific Corp.	Call	5/05/17	USD	107.00	52	(12,402)
Walt Disney Co.	Call	5/05/17	USD	113.00	62	(12,989)
Weatherford International PLC	Call	5/05/17	USD	6.50	515	(28,068)
Intercontinental Exchange, Inc.	Call	5/08/17	USD	60.50	182	(16,822)
Amazon.com, Inc.	Call	5/12/17	USD	880.00	37	(125,338)
American International Group, Inc.	Call	5/12/17	USD	64.00	135	(23,018)
Apple, Inc.	Call	5/12/17	USD	139.20	211	(133,442)
Comcast Corp., Class A	Call	5/12/17	USD	38.25	330	(18,113)
EOG Resources, Inc.	Call	5/12/17	USD	100.00	90	(21,375)
Merck & Co., Inc.	Call	5/12/17	USD	63.50	57	(9,092)
Pfizer, Inc.	Call	5/12/17	USD	34.50	403	(21,560)
Weatherford International PLC	Call	5/12/17	USD	7.00	515	(18,540)
Acuity Brands, Inc.	Call	5/19/17	USD	220.00	64	(26,240)
Alibaba Group Holding Ltd. — ADR	Call	5/19/17	USD	110.00	143	(46,475)
Allergan PLC	Call	5/19/17	USD	250.00	56	(20,720)
Alphabet, Inc., Class C	Call	5/19/17	USD	830.00	28	(63,700)
Amazon.com, Inc.	Call	5/19/17	USD	855.00	36	(180,990)
American International Group, Inc.	Call	5/19/17	USD	67.50	242	(6,413)
Apple, Inc.	Call	5/19/17	USD	140.00	82	(51,865)
Baidu, Inc. — ADR	Call	5/19/17	USD	180.00	90	(29,250)
Boston Scientific Corp.	Call	5/19/17	USD	25.00	557	(45,396)
Credicorp Ltd.	Call	5/19/17	USD	170.00	180	(33,300)
Duke Energy Corp.	Call	5/19/17	USD	82.50	179	(25,508)
Eli Lilly & Co.	Call	5/19/17	USD	85.00	125	(22,438)
Embraer SA — ADR	Call	5/19/17	USD	25.00	376	(12,220)
Facebook, Inc., Class A	Call	5/19/17	USD	145.00	85	(27,625)
Fomento Economico Mexicano SAB de CV — ADR	Call	5/19/17	USD	90.00	64	(14,720)
Fomento Economico Mexicano SAB de CV — ADR	Call	5/19/17	USD	95.00	64	(5,280)
Intercontinental Exchange, Inc.	Call	5/19/17	USD	60.00	239	(39,435)
Lowe’s Cos., Inc.	Call	5/19/17	USD	82.50	145	(24,868)
Medtronic PLC	Call	5/19/17	USD	82.50	37	(2,997)
Merck & Co., Inc.	Call	5/19/17	USD	65.00	84	(8,442)
Merck & Co., Inc.	Call	5/19/17	USD	67.50	155	(5,192)
Pfizer, Inc.	Call	5/19/17	USD	35.00	254	(8,382)
Pioneer Natural Resources Co.	Call	5/19/17	USD	195.00	25	(11,000)
Potash Corp. of Saskatchewan, Inc.	Call	5/19/17	USD	18.00	130	(4,225)
ServiceMaster Global Holdings, Inc.	Call	5/19/17	USD	40.00	200	(51,000)
Snap, Inc., Class A	Call	5/19/17	USD	25.00	43	(5,590)
Union Pacific Corp.	Call	5/19/17	USD	110.00	29	(4,727)
UnitedHealth Group, Inc.	Call	5/19/17	USD	170.00	8	(1,448)
Weatherford International PLC	Call	5/19/17	USD	7.00	1,250	(51,250)
Wells Fargo & Co.	Call	5/19/17	USD	60.00	208	(4,992)
Concho Resources, Inc.	Call	5/22/17	USD	131.75	133	(57,214)
Eli Lilly & Co.	Call	6/02/17	USD	84.75	186	(38,408)
Pioneer Natural Resources Co.	Call	6/16/17	USD	190.00	47	(41,360)
Total						$(5,195,860)

6	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Melco Crown Entertainment Ltd. — ADR	Call	UBS AG	4/03/17	USD	17.95	76,000	$(48,408)
WestRock Co.	Call	Barclays Bank PLC	4/03/17	USD	54.33	32,000	(157)
Kennedy-Wilson Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	4/04/17	USD	21.19	55,000	(56,211)
Imperial Brands PLC	Call	Bank of America N.A.	4/05/17	GBP	38.19	53,600	(45,759)
Statoil ASA	Call	Morgan Stanley & Co. International PLC	4/05/17	NOK	150.91	65,000	(3,527)
Xero Ltd.	Call	Citibank N.A.	4/05/17	NZD	18.99	7,900	(4,437)
Alps Electric Co. Ltd.	Call	Bank of America N.A.	4/06/17	JPY	3,517.45	62,500	(106)
Azimut Holding SpA	Call	Credit Suisse International	4/06/17	EUR	17.70	163,000	(16)
Catcher Technology Co. Ltd.	Call	Goldman Sachs International	4/06/17	TWD	248.75	261,000	(440,718)
Cellnex Telecom SA	Call	UBS AG	4/06/17	EUR	14.43	40,400	(43,413)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	4/06/17	EUR	14.05	170,000	(40,708)
Metro Bank PLC	Call	UBS AG	4/06/17	GBP	36.48	10,500	(2)
Ping An Insurance Group Co. of China Ltd., Class H	Call	JPMorgan Chase Bank N.A.	4/06/17	HKD	43.64	371,000	(19,013)
SMC Corp.	Call	Bank of America N.A.	4/06/17	JPY	32,867.09	9,500	(46,719)
SoftBank Group Corp.	Call	JPMorgan Chase Bank N.A.	4/06/17	JPY	8,837.28	29,600	(17)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	4/06/17	CHF	16.59	135,000	(20,990)
Xero Ltd.	Call	Deutsche Bank AG	4/06/17	NZD	19.67	18,000	(2,970)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	4/07/17	GBP	46.50	5,100	(16,769)
Delphi Automotive PLC	Call	UBS AG	4/10/17	USD	75.75	25,200	(124,443)
VEREIT, Inc.	Call	Deutsche Bank AG	4/10/17	USD	9.09	152,000	(479)
Azimut Holding SpA	Call	Bank of America N.A.	4/11/17	EUR	16.24	55,400	(15,865)
Cellnex Telecom SA	Call	UBS AG	4/11/17	EUR	14.19	45,800	(61,283)
Kellogg Co.	Call	UBS AG	4/11/17	USD	75.45	32,200	(2,179)
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	36.26	6,700	(17)
Metro Bank PLC	Call	UBS AG	4/11/17	GBP	37.24	18,100	(9)
Ping An Insurance Group Co. of China Ltd., Class H	Call	JPMorgan Chase Bank N.A.	4/11/17	HKD	43.85	371,000	(20,409)
Babcock International Group PLC	Call	Morgan Stanley & Co. International PLC	4/12/17	GBP	9.45	153,000	(224)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	4/12/17	EUR	28.10	61,600	(132,991)
Mosaic Co.	Call	Citibank N.A.	4/12/17	USD	34.02	22,000	(25)
Xero Ltd.	Call	UBS AG	4/12/17	NZD	19.19	5,000	(2,274)
Summit Materials, Inc., Class A	Call	Citibank N.A.	4/13/17	USD	24.73	56,000	(30,247)
Eastman Chemical Co.	Call	Citibank N.A.	4/17/17	USD	80.60	22,000	(31,567)
AIA Group Ltd.	Call	JPMorgan Chase Bank N.A.	4/19/17	HKD	49.49	138,000	(11,244)
Anhui Conch Cement Co. Ltd., Class H	Call	UBS AG	4/19/17	HKD	28.09	560,000	(12,630)
AXA SA	Call	Bank of America N.A.	4/19/17	EUR	23.75	60,500	(46,526)
Cellnex Telecom SA	Call	Deutsche Bank AG	4/19/17	EUR	14.95	26,000	(16,780)
Euronext NV	Call	Morgan Stanley & Co. International PLC	4/19/17	EUR	42.09	29,000	(6,696)
LG Chem Ltd.	Call	UBS AG	4/19/17	KRW	287,640.00	10,800	(111,391)
Metro Bank PLC	Call	UBS AG	4/19/17	GBP	35.93	10,340	(309)
Naspers Ltd., N Shares	Call	UBS AG	4/19/17	ZAR	2,169.74	18,100	(211,968)
Ping An Insurance Group Co. of China Ltd., Class H	Call	Citibank N.A.	4/19/17	HKD	42.87	675,000	(95,244)
Unilever PLC	Call	Credit Suisse International	4/19/17	GBP	41.61	89,800	(15,626)
Xero Ltd.	Call	Deutsche Bank AG	4/19/17	NZD	19.29	15,000	(6,425)
Boston Scientific Corp.	Call	UBS AG	4/20/17	USD	25.22	17,300	(3,866)
Lam Research Corp.	Call	Deutsche Bank AG	4/20/17	USD	119.00	25,000	(256,137)
Nintendo Co. Ltd.	Call	Citibank N.A.	4/20/17	JPY	25,430.70	2,200	(19,767)
Delphi Automotive PLC	Call	UBS AG	4/24/17	USD	75.75	25,200	(137,182)
Potash Corp. of Saskatchewan, Inc.	Call	UBS AG	4/24/17	USD	19.16	38,000	(786)
Akzo Nobel NV	Call	Goldman Sachs International	4/25/17	EUR	75.76	19,000	(65,669)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	4/25/17	GBP	48.99	10,700	(13,632)
Embraer SA — ADR	Call	UBS AG	4/25/17	USD	25.24	37,700	(6,380)
Euronext NV	Call	Morgan Stanley & Co. International PLC	4/25/17	EUR	42.16	17,200	(4,853)
GlaxoSmithKline PLC	Call	Deutsche Bank AG	4/25/17	GBP	17.05	35,000	(3,351)
KION Group AG	Call	UBS AG	4/25/17	EUR	60.85	12,600	(20,541)
Melco Crown Entertainment Ltd. — ADR	Call	UBS AG	4/25/17	USD	17.95	76,000	(77,093)
Metro Bank PLC	Call	UBS AG	4/25/17	GBP	36.00	8,329	(432)

MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Renault SA	Call	Deutsche Bank AG	4/25/17	EUR	85.55	20,000	$(12,028)
Samsung SDI Co. Ltd.	Call	Deutsche Bank AG	4/25/17	KRW	134,773.60	24,000	(137,262)
SMC Corp.	Call	Bank of America N.A.	4/25/17	JPY	33,682.83	3,800	(21,760)
Sumitomo Mitsui Financial Group, Inc.	Call	Bank of America N.A.	4/25/17	JPY	4,442.11	111,000	(8,751)
UniCredit SpA	Call	Credit Suisse International	4/25/17	EUR	14.01	240,000	(169,373)
Alps Electric Co. Ltd.	Call	Bank of America N.A.	4/26/17	JPY	3,666.80	26,400	(962)
Anhui Conch Cement Co. Ltd., Class H	Call	UBS AG	4/26/17	HKD	27.96	561,000	(22,573)
CNH Industrial NV	Call	Bank of America N.A.	4/26/17	EUR	9.06	99,700	(21,739)
Euronext NV	Call	Morgan Stanley & Co. International PLC	4/26/17	EUR	41.65	12,000	(5,995)
FANUC Corp.	Call	UBS AG	4/26/17	JPY	22,950.52	8,100	(40,570)
LG Chem Ltd.	Call	JPMorgan Chase Bank N.A.	4/26/17	KRW	282,645.73	9,000	(129,665)
Nestle SA	Call	Bank of America N.A.	4/26/17	CHF	76.20	37,700	(26,855)
Nippon Yusen KK	Call	Bank of America N.A.	4/26/17	JPY	268.83	591,000	(2,506)
thyssenkrupp AG	Call	HSBC Bank PLC	4/26/17	EUR	23.16	63,600	(31,391)
Weichai Power Co. Ltd., H Shares	Call	UBS AG	4/26/17	HKD	14.85	580,000	(9,392)
AXA SA	Call	Morgan Stanley & Co. International PLC	4/27/17	EUR	24.07	60,000	(38,134)
Centene Corp.	Call	Citibank N.A.	4/27/17	USD	69.15	43,100	(139,316)
China Construction Bank Corp., Class H	Call	JPMorgan Chase Bank N.A.	4/27/17	HKD	6.70	1,974,000	(6,206)
Galp Energia SGPS SA	Call	Morgan Stanley & Co. International PLC	4/27/17	EUR	13.70	100,000	(61,476)
Johnson Controls International PLC	Call	Barclays Bank PLC	4/27/17	USD	42.24	59,700	(43,558)
Newell Brands, Inc.	Call	Bank of America N.A.	4/27/17	USD	49.14	47,400	(13,070)
Nintendo Co. Ltd.	Call	Bank of America N.A.	4/27/17	JPY	25,734.55	12,000	(104,784)
Statoil ASA	Call	Deutsche Bank AG	4/27/17	NOK	149.61	85,800	(25,515)
UBS Group AG	Call	Morgan Stanley & Co. International PLC	4/27/17	CHF	16.18	89,000	(33,130)
Unilever PLC	Call	BNP Paribas S.A.	4/27/17	GBP	41.21	59,400	(23,531)
Xero Ltd.	Call	Deutsche Bank AG	4/27/17	NZD	19.94	12,000	(2,356)
Assured Guaranty Ltd.	Call	Bank of America N.A.	4/28/17	USD	39.55	32,000	(3,912)
Eni SpA	Call	Deutsche Bank AG	4/28/17	EUR	14.60	40,200	(32,443)
Imperial Brands PLC	Call	Bank of America N.A.	4/28/17	GBP	38.75	37,300	(37,180)
Kennedy-Wilson Holdings, Inc.	Call	Deutsche Bank AG	4/28/17	USD	21.47	32,100	(32,905)
KION Group AG	Call	Deutsche Bank AG	4/28/17	EUR	57.79	10,500	(42,124)
RSP Permian, Inc.	Call	Goldman Sachs International	4/28/17	USD	42.94	30,000	(20,859)
Xero Ltd.	Call	Deutsche Bank AG	4/28/17	NZD	19.51	8,500	(3,089)
Calpine Corp.	Call	Deutsche Bank AG	5/01/17	USD	11.46	118,800	(30,388)
AXA SA	Call	Credit Suisse International	5/02/17	EUR	24.11	60,000	(55,723)
Babcock International Group PLC	Call	Morgan Stanley & Co. International PLC	5/02/17	GBP	9.46	82,100	(1,211)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	5/02/17	EUR	15.46	13,600	(5,548)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	5/02/17	EUR	15.64	56,500	(18,166)
Metro Bank PLC	Call	Morgan Stanley & Co. International PLC	5/02/17	GBP	33.15	8,000	(5,979)
Nestle SA	Call	Morgan Stanley & Co. International PLC	5/02/17	CHF	77.37	37,000	(10,159)
ServiceMaster Global Holdings, Inc.	Call	Citibank N.A.	5/02/17	USD	42.15	28,000	(24,889)
Weichai Power Co. Ltd., H Shares	Call	UBS AG	5/02/17	HKD	14.92	580,000	(11,063)
Anheuser-Busch InBev SA	Call	UBS AG	5/03/17	EUR	101.96	46,000	(90,145)
Cellnex Telecom SA	Call	Morgan Stanley & Co. International PLC	5/03/17	EUR	15.32	56,500	(27,844)
Eni SpA	Call	Bank of America N.A.	5/03/17	EUR	15.11	120,900	(39,391)
Iliad SA	Call	UBS AG	5/03/17	EUR	209.58	10,300	(62,835)
KION Group AG	Call	Deutsche Bank AG	5/03/17	EUR	58.66	24,000	(83,486)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	5/03/17	EUR	28.09	61,600	(143,185)
Naspers Ltd., N Shares	Call	Bank of America N.A.	5/03/17	ZAR	2,216.36	15,000	(156,872)
Renault SA	Call	HSBC Bank PLC	5/03/17	EUR	87.51	20,000	(18,176)
Summit Materials, Inc., Class A	Call	Citibank N.A.	5/03/17	USD	24.73	56,000	(48,624)
Calpine Corp.	Call	UBS AG	5/04/17	USD	11.26	118,000	(41,029)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	5/05/17	GBP	50.09	23,500	(26,277)
SVB Financial Group	Call	Barclays Bank PLC	5/05/17	USD	194.75	18,400	(78,335)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	5/08/17	USD	21.50	32,000	(34,792)
AIA Group Ltd.	Call	Citibank N.A.	5/09/17	HKD	49.64	247,000	(30,050)
Catcher Technology Co. Ltd.	Call	UBS AG	5/09/17	TWD	262.14	261,000	(339,115)
China Construction Bank Corp., Class H	Call	JPMorgan Chase Bank N.A.	5/09/17	HKD	6.73	1,974,000	(9,597)
Eni SpA	Call	Bank of America N.A.	5/09/17	EUR	14.78	61,800	(38,120)

8	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Galp Energia SGPS SA	Call	Credit Suisse International	5/09/17	EUR	13.69	99,800	$(66,444)
Nippon Yusen KK	Call	Bank of America N.A.	5/09/17	JPY	270.14	591,000	(5,713)
Statoil ASA	Call	Citibank N.A.	5/09/17	NOK	148.62	71,000	(32,457)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Morgan Stanley & Co. International PLC	5/09/17	TWD	186.60	386,000	(65,157)
Weichai Power Co. Ltd., H Shares	Call	JPMorgan Chase Bank N.A.	5/09/17	HKD	15.25	1,011,000	(17,603)
Xero Ltd.	Call	UBS AG	5/09/17	NZD	18.73	10,000	(8,066)
Boston Scientific Corp.	Call	Barclays Bank PLC	5/10/17	USD	25.00	13,900	(10,139)
Potash Corp. of Saskatchewan, Inc.	Call	Deutsche Bank AG	5/10/17	USD	19.25	45,000	(2,628)
thyssenkrupp AG	Call	UBS AG	5/10/17	EUR	22.79	90,000	(91,101)
VEREIT, Inc.	Call	Bank of America N.A.	5/10/17	USD	8.60	152,000	(41,757)
AIA Group Ltd.	Call	UBS AG	5/11/17	HKD	51.05	247,000	(16,908)
Anheuser-Busch InBev SA	Call	UBS AG	5/11/17	EUR	104.86	4,300	(4,815)
CNH Industrial NV	Call	Credit Suisse International	5/11/17	EUR	9.23	318,000	(64,362)
FANUC Corp.	Call	Morgan Stanley & Co. International PLC	5/11/17	JPY	23,815.88	10,900	(32,281)
Iliad SA	Call	Morgan Stanley & Co. International PLC	5/11/17	EUR	214.86	10,000	(44,666)
Renault SA	Call	UBS AG	5/11/17	EUR	84.03	9,800	(21,873)
SoftBank Group Corp.	Call	JPMorgan Chase Bank N.A.	5/11/17	JPY	8,280.00	18,000	(21,629)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	Deutsche Bank AG	5/11/17	TWD	198.34	393,000	(12,026)
Xero Ltd.	Call	Deutsche Bank AG	5/11/17	NZD	19.10	10,000	(6,114)
Xero Ltd.	Call	Deutsche Bank AG	5/11/17	NZD	20.04	13,000	(2,985)
Crown Holdings, Inc.	Call	UBS AG	5/15/17	USD	54.56	32,200	(26,338)
Melco Crown Entertainment Ltd. — ADR	Call	Royal Bank of Canada	5/16/17	USD	17.02	170,000	(296,234)
PPL Corp.	Call	Barclays Bank PLC	5/16/17	USD	36.80	44,000	(46,270)
UniCredit SpA	Call	Credit Suisse International	5/16/17	EUR	14.01	240,000	(265,342)
DaVita, Inc.	Call	Citibank N.A.	5/17/17	USD	67.80	30,000	(59,688)
Lam Research Corp.	Call	Deutsche Bank AG	5/17/17	USD	119.25	8,600	(99,956)
GlaxoSmithKline PLC	Call	UBS AG	5/25/17	GBP	16.96	90,600	(18,155)
Kennedy-Wilson Holdings, Inc.	Call	Barclays Bank PLC	5/25/17	USD	22.15	32,000	(21,938)
Sumitomo Mitsui Financial Group, Inc.	Call	Morgan Stanley & Co. International PLC	5/25/17	JPY	4,182.07	24,200	(17,969)
UBS Group AG	Call	Deutsche Bank AG	5/26/17	CHF	16.17	89,000	(22,022)
PPL Corp.	Call	Citibank N.A.	5/30/17	USD	36.78	17,900	(24,933)
PPL Corp.	Call	Credit Suisse International	5/30/17	USD	37.60	8,000	(6,635)
Naspers Ltd., N Shares	Call	UBS AG	6/01/17	ZAR	2,331.08	3,200	(24,794)
Total							$(6,590,887)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committeeinthe absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks

MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)

associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	—	—	—
Belgium	—	$10,013,240	—	$10,013,240
Brazil	$4,550,688	—	—	4,550,688
Canada	11,644,513	—	—	11,644,513
China	35,431,586	34,136,992	—	69,568,578
France	—	29,233,658	—	29,233,658
Germany	—	12,420,658	—	12,420,658
Hong Kong	10,845,900	7,251,808	—	18,097,708
India	—	37,119,572	—	37,119,572
Indonesia	—	11,225,150	—	11,225,150
Ireland	5,531,798	—	—	5,531,798
Italy	—	26,986,277	—	26,986,277
Japan	—	44,471,547	—	44,471,547
Mexico	6,249,512	—	—	6,249,512
Netherlands	—	8,743,885	—	8,743,885
New Zealand	—	4,853,894	—	4,853,894
Norway	—	9,150,498	—	9,150,498
Peru	9,798,000	—	—	9,798,000
Philippines	2,725,384	—	—	2,725,384
Portugal	—	10,198,576	—	10,198,576
South Africa	—	11,398,460	—	11,398,460
South Korea	—	19,292,234	—	19,292,234
Spain	—	7,149,238	—	7,149,238
Switzerland	—	19,529,843	—	19,529,843
Taiwan	—	18,268,144	—	18,268,144
Thailand	5,478,798	—	—	5,478,798
United Kingdom	5,963,492	45,638,698	—	51,602,190
United States	475,887,610	—	$4,391,287	480,278,897
Preferred Stocks	—	—	20,141,553	20,141,553
Short-Term Securities	20,413,864	—	—	20,413,864

Total Investments	$594,521,145	$367,082,372	$24,532,840	$986,136,357

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(4,697,420)	$(7,089,327)	—	$(11,786,747)

[1] Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follow:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$(16,689,749)	$16,689,749	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

10	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2016	$4,421,995	$24,994,450	$29,416,445
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[1]	(30,708)	(4,852,897)	(4,883,605)
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of March 31, 2017	$4,391,287	$20,141,553	$24,532,840
Net change in unrealized appreciation/depreciation on investments still held at March 31, 2017[1]	$(30,708)	$(4,852,897)	$(4,883,605)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$4,391,287	Market	Tangible Book Value Multiple[1]	1.80x	—
Preferred Stocks[3]	20,141,553	Market	Revenue Growth Rate[1]	133% - 187.00%	174.14%
			Revenue Multiple[1]	10.75x - 32.5x	15.46x
			Time to Exit [2]	2-3 years	—
			Volatility[1]	38.00%	—
Total	$24,532,840

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended March 31, 2017, the valuation technique for investments classified as preferred stocks amounting to $3,175,758 changed to an Option Pricing Model. The investments were previously valued utilizing Probability-Weighted Expected Return Model. The change was due to consideration of liquidation preferences and exit strategy.

MARCH 31, 2017	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date:	May 23, 2017